EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Jun-20	15-Jun-20	15-Jul-20
To	30-Jun-20	15-Jul-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$110,791,666.67
Required Overcollateralization Increase - MPR < 35%	$22,125,000.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	549,583,333.33

Required Participation Amount	$549,583,333.33
Excess Receivables	$207,898,980.98
Excess Funding Account	$136,972,778.60

Total Collateral	894,455,092.91

Collateral as Percent of Notes	71.56%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$4,268,590,829.83
Total Principal Collections	($1,644,927,674.82)
Investment in New Receivables	$1,222,047,585.19
Receivables Added for Additional Accounts	$0.00
Repurchases	($30,700,033.67)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($631,918,531.13)
Less Servicing Adjustment	($3,246,258.70)

Ending Balance	$3,179,845,916.70

SAP for Next Period	23.82%

Average Receivable Balance	$3,409,111,657.04
Monthly Payment Rate	48.25%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$10,506,966.77
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$10,506,966.77

Series Allocation Percentage at Month-End	23.82%
Floating Allocation Percentage at Month-End	74.96%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	625,000,000.00
Payout	—
Additions	208,333,333.33

Ending Balance	833,333,333.33

Distributions to Investors
Days	30
LIBOR	0.184750%
Applicable Margin	0.320000%

	0.504750%

	Actual	Per $1000
Interest	525,781.25	0.42
Principal	—	—

		0.42
Total Due Investors	525,781.25
Servicing Fee	811,037.04

Excess Cash Flow	539,330.96

Reserve Account
Required Balance	$23,735,625.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$23,735,625.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.64%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	31.58%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.